Note 25 - Post-employment and other employee benefit commitments. Net Defined Benefit Liability (asset) on the Balance Sheet (Details) - EUR (€)		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Post-employment and other employee benefit commitments
Pension Commitments		€ 5,050,000,000		€ 4,678,000,000		€ 4,969,000,000
Early retirement commitments		1,486,000,000		1,793,000,000		2,210,000,000
Medical benefits commitments		1,580,000,000		1,114,000,000		1,204,000,000
Other long term employee benefits		61,000,000		62,000,000		67,000,000
Total commitments		8,177,000,000		7,647,000,000		8,451,000,000
Pension plan assets		1,961,000,000		1,694,000,000		1,892,000,000
Medical benefit plan assets		1,532,000,000		1,146,000,000		1,114,000,000
Total plan assets	[1]	3,493,000,000		2,840,000,000		3,006,000,000
Net asset on the balance sheet		4,684,000,000		4,807,000,000		5,445,000,000
Pensions and other post employment defined Benefit Obligations		4,631,000,000	[2]	4,787,000,000	[2]	5,407,000,000	[2]	€ 6,025,000,000
Additional Plan Assets Not Recogniced In Balance Statement Turkey	[3]	(8,000,000)		(41,000,000)		(27,000,000)
Amount of the additional asset in turkey holding by the foundation responsible for managing the benefit commitments	[4]	€ 61,000,000		€ 62,000,000		€ 67,000,000

[1]

(1) In Turkey, the foundation responsible for managing the benefit comm itments holds an additional asset of €252 million as of December 31, 2019 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pensi on contributions it could not be immediately refunded to the employer.

[2]	(3) Recorded under the heading “Provisions - Provisions for pensions and simil ar obligations” of the consolidated balance sheet (see Note 24).
[3]	(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
[4]	(4) Recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet (see Note 24).